Shareholder Report, Line Graph (Details) - USD ($)			4 Months Ended	12 Months Ended		16 Months Ended	24 Months Ended	28 Months Ended	36 Months Ended	40 Months Ended	48 Months Ended	52 Months Ended	60 Months Ended	64 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Dec. 21, 2020	Apr. 30, 2016	Apr. 30, 2021	Apr. 30, 2026	Apr. 30, 2017	Apr. 30, 2022	Apr. 30, 2018	Apr. 30, 2023	Apr. 30, 2019	Apr. 30, 2024	Apr. 30, 2020	Apr. 30, 2025	Apr. 30, 2021	Apr. 30, 2026	Apr. 30, 2022	Apr. 30, 2023	Apr. 30, 2024	Apr. 30, 2025	Apr. 30, 2026
C000198231 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Class K Shares
Accumulated Value		$ 10,000			$ 10,357		$ 11,815		$ 11,091		$ 9,489		$ 14,440		$ 11,178	$ 10,683	$ 11,611	$ 12,209	$ 18,242
C000103257 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Investor C Shares (with sales charge)
Accumulated Value		10,000			10,240		11,572		10,753		9,096		13,688		10,486	9,908	10,654	11,188	16,635
C000103256 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Investor A Shares (with sales charge)
Accumulated Value		9,475			9,776		11,129		10,417		8,880		13,463		10,390	9,887	10,716	11,252	16,730
C000103258 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Institutional Shares
Accumulated Value		10,000			10,357		11,815		11,091		9,488		14,423		11,159	10,661	11,582	12,198	18,183
C000121567 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Institutional Shares
Accumulated Value		10,000			10,432		10,955		11,531		11,298		11,876		11,527	12,230	15,135	17,702	21,009
C000121568 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Investor A Shares (with sales charge)
Accumulated Value		9,475			9,851		10,314		10,834		10,585		11,106		10,747	11,366	14,029	16,377	19,395
C000121569 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Investor C Shares (with sales charge)
Accumulated Value		10,000			10,320		10,725		11,172		10,840		11,283		10,848	11,388	13,946	16,281	19,281
C000166017 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Class K Shares
Accumulated Value		10,000			10,431		10,963		11,542		11,321		11,904		11,565	12,268	15,183	17,769	21,115
C000223507 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Class K Shares
Accumulated Value	$ 10,000		$ 10,814			$ 10,155		$ 10,215		$ 10,979		$ 12,377		$ 14,911
C000223508 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Investor A Shares (with sales charge)
Accumulated Value	9,475		10,246			9,587		9,620		10,311		11,579		13,914
C000223506 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Institutional Shares
Accumulated Value	10,000		10,814			10,155		10,215		10,974		12,365		14,889
MSCI Emerging Markets Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI Emerging Markets Index (Net)
Accumulated Value	10,000	10,000	10,783		11,913	8,806	14,500	8,233	13,769	9,046	12,117	9,862	18,019	14,467	14,717	13,758	15,117	16,481	24,176
MSCI World Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI World Index (Net)
Accumulated Value		10,000			11,465		12,981		13,822		13,268		19,282		18,604	19,195	22,724	25,487	32,917
ICE BofA 3 Month U S Treasury Bill Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				ICE BofA 3-Month U.S. Treasury Bill Index
Accumulated Value		$ 10,000			$ 10,040		$ 10,158		$ 10,379		$ 10,594		$ 10,606		$ 10,614	$ 10,914	$ 11,499	$ 12,061	$ 12,537
MSCI Emerging Markets Minimum Volatility Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI Emerging Markets Minimum Volatility Index (Net)
Accumulated Value	$ 10,000		$ 10,662			$ 10,223		$ 9,795		$ 10,260		$ 11,302		$ 13,614